UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2013

Date of reporting period:	January 31, 2013

Item 1. Schedule of Investments:

Putnam Absolute Return 700 Fund

The fund's portfolio
1/31/13 (Unaudited)

COMMON STOCKS (36.5%)(a)
			Shares	Value

Basic materials (0.7%)

Bemis Co., Inc.			17,500	$624,400

International Flavors & Fragrances, Inc.			12,577	885,798

PPG Industries, Inc.			17,812	2,455,740

Sherwin-Williams Co. (The)			10,882	1,764,406

				5,730,344
Capital goods (0.9%)

Ball Corp.			22,948	1,021,645

General Dynamics Corp.			21,900	1,451,970

Lockheed Martin Corp.			17,723	1,539,596

Northrop Grumman Corp.			18,052	1,174,101

Raytheon Co.			23,416	1,233,555

Republic Services, Inc.			24,400	778,116

Roper Industries, Inc.			7,738	908,828

				8,107,811
Communication services (1.0%)

AT&T, Inc.			121,100	4,213,068

CenturyLink, Inc.			14,100	570,345

IAC/InterActiveCorp.			26,027	1,073,613

Verizon Communications, Inc.			60,066	2,619,478

				8,476,504
Conglomerates (2.8%)

3M Co.			39,400	3,961,670

Danaher Corp.			37,500	2,247,375

General Electric Co.			97,000	2,161,160

Marubeni Corp. (Japan)			713,000	5,231,811

Mitsubishi Corp. (Japan)			266,000	5,608,267

Mitsui & Co., Ltd. (Japan)			341,400	5,155,814

				24,366,097
Consumer cyclicals (5.0%)

Advance Auto Parts, Inc.			7,510	552,135

Amazon.com, Inc.(NON)			16,587	4,403,849

AutoZone, Inc.(NON)			2,975	1,099,857

Copart, Inc.(NON)			10,100	362,691

Dollar General Corp.(NON)			16,300	753,386

Dollar Tree, Inc.(NON)			20,342	813,477

Ecolab, Inc.			30,390	2,200,235

Equifax, Inc.			10,251	601,734

Home Depot, Inc. (The)			66,900	4,476,948

Kimberly-Clark Corp.			32,173	2,879,805

Kohl's Corp.			20,700	958,203

MasterCard, Inc. Class A			8,500	4,406,400

McGraw-Hill Cos., Inc. (The)			21,575	1,240,994

MSC Industrial Direct Co., Inc. Class A			4,705	372,260

O'Reilly Automotive, Inc.(NON)			10,000	926,500

Omnicom Group, Inc.			21,845	1,185,747

Paychex, Inc.			51,200	1,670,656

PetSmart, Inc.			10,095	660,314

Priceline.com, Inc.(NON)			3,189	2,185,964

Ross Stores, Inc.			18,300	1,092,510

Scripps Networks Interactive Class A			8,900	549,753

Target Corp.			41,154	2,486,113

Time Warner, Inc.			58,600	2,960,471

Towers Watson & Co. Class A			6,100	372,588

Tractor Supply Co.			7,100	736,057

Verisk Analytics, Inc. Class A(NON)			12,274	677,034

Viacom, Inc. Class B			35,544	2,145,080

Wal-Mart Stores, Inc.			3,100	216,845

				42,987,606
Consumer staples (4.5%)

Altria Group, Inc.			82,700	2,785,336

Coca-Cola Co. (The)			17,500	651,700

Colgate-Palmolive Co.			34,400	3,693,528

Dunkin' Brands Group, Inc.			9,700	354,147

General Mills, Inc.			57,000	2,390,580

H.J. Heinz Co.			31,400	1,903,782

Hershey Co. (The)			17,900	1,422,155

ITOCHU Corp. (Japan)			483,000	5,461,447

Kellogg Co.			26,300	1,538,550

Panera Bread Co. Class A(NON)			3,002	479,750

PepsiCo, Inc.			67,500	4,917,374

Philip Morris International, Inc.			22,733	2,004,141

Procter & Gamble Co. (The)			20,900	1,570,844

Reynolds American, Inc.			35,400	1,556,892

Starbucks Corp.			47,316	2,655,374

Sumitomo Corp. (Japan)			398,200	5,147,055

				38,532,655
Energy (3.0%)

Chevron Corp.			61,369	7,066,640

ConocoPhillips			50,800	2,946,400

Deepocean Group (Shell) (acquired 6/9/11, cost $415,869) (Norway)(RES)			28,574	428,610

EQT Corp.			12,500	742,625

Exxon Mobil Corp.			114,292	10,282,850

Oceaneering International, Inc.			11,800	745,878

Phillips 66			31,600	1,914,012

Spectra Energy Corp.			40,875	1,135,508

				25,262,523
Financials (5.3%)

Alleghany Corp.(NON)			3,700	1,334,183

Allied World Assurance Co. Holdings AG			9,582	812,841

Arthur J Gallagher & Co.			28,600	1,056,770

Bank of Hawaii Corp.			36,196	1,740,666

Berkshire Hathaway, Inc. Class B(NON)			9,305	901,934

BlackRock, Inc.			15,500	3,662,340

Chubb Corp. (The)			37,929	3,046,078

Cullen/Frost Bankers, Inc.			38,500	2,267,265

Discover Financial Services			72,200	2,771,757

Essex Property Trust, Inc.(R)			3,200	492,096

Everest Re Group, Ltd.			11,639	1,347,913

Federal Realty Investment Trust(R)			5,389	570,426

Health Care REIT, Inc.(R)			18,300	1,149,972

IntercontinentalExchange, Inc.(NON)			12,200	1,692,750

JPMorgan Chase & Co.			22,000	1,035,100

Northern Trust Corp.			35,600	1,832,332

PartnerRe, Ltd.			14,500	1,271,505

People's United Financial, Inc.			216,767	2,668,402

Public Storage(R)			9,600	1,477,728

Rayonier, Inc.(R)			10,538	567,366

RenaissanceRe Holdings, Ltd.			12,650	1,083,346

Simon Property Group, Inc.(R)			17,600	2,819,168

T. Rowe Price Group, Inc.			37,600	2,686,520

Tanger Factory Outlet Centers(R)			9,200	325,864

Validus Holdings, Ltd.			25,917	943,638

Visa, Inc. Class A			31,700	5,005,747

Wells Fargo & Co.			28,300	985,689

				45,549,396
Health care (4.2%)

Abbott Laboratories			51,070	1,730,252

AbbVie, Inc.(NON)			51,070	1,873,758

AmerisourceBergen Corp.			34,231	1,553,060

Amgen, Inc.			26,700	2,281,782

Becton, Dickinson and Co.			25,200	2,117,808

Bristol-Myers Squibb Co.			59,300	2,143,102

C.R. Bard, Inc.			12,005	1,225,350

Cardinal Health, Inc.			44,001	1,927,684

Eli Lilly & Co.			36,300	1,948,947

Henry Schein, Inc.(NON)			13,400	1,156,956

Johnson & Johnson			21,200	1,567,104

McKesson Corp.			27,178	2,859,941

Merck & Co., Inc.			96,100	4,156,325

Perrigo Co.			4,154	417,519

Pfizer, Inc.			227,500	6,206,200

Quest Diagnostics, Inc.			22,200	1,286,490

Ventas, Inc.(R)			19,900	1,319,171

Zoetis, Inc.(NON)			11,960	310,960

				36,082,409
Technology (7.2%)

Analog Devices, Inc.			34,408	1,501,565

Apple, Inc.			73,454	33,444,341

Avago Technologies, Ltd.			35,553	1,271,731

Google, Inc. Class A(NON)			1,743	1,317,168

Honeywell International, Inc.			46,300	3,159,512

IBM Corp.			36,374	7,386,468

Intuit, Inc.			36,242	2,260,776

L-3 Communications Holdings, Inc.			8,298	629,984

Linear Technology Corp.			35,500	1,300,010

Maxim Integrated Products, Inc.			42,200	1,327,190

Microsoft Corp.			60,489	1,661,633

Motorola Solutions, Inc.			29,300	1,710,827

Oracle Corp.			7,200	255,672

Texas Instruments, Inc.			79,900	2,643,092

Xilinx, Inc.			36,400	1,328,236

				61,198,205
Transportation (0.7%)

C.H. Robinson Worldwide, Inc.			13,000	859,950

Copa Holdings SA Class A (Panama)			3,411	373,846

J. B. Hunt Transport Services, Inc.			8,322	559,821

Southwest Airlines Co.			64,660	724,839

United Parcel Service, Inc. Class B			42,327	3,356,108

				5,874,564
Utilities and power (1.2%)

Consolidated Edison, Inc.			50,700	2,883,816

DTE Energy Co.			34,106	2,159,251

Kinder Morgan, Inc./DE			31,800	1,191,228

OGE Energy Corp.			22,800	1,338,588

Pinnacle West Capital Corp.			25,266	1,348,699

SCANA Corp.			27,600	1,291,956

				10,213,538

Total common stocks (cost $278,041,737)				$312,381,652

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (23.3%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (6.0%)

Government National Mortgage Association Pass-Through Certificates
3s, TBA, March 1, 2043			$2,000,000	$2,082,188
3s, TBA, February 1, 2043			24,000,000	25,036,874
3s, TBA, February 1, 2043			23,000,000	24,002,657

				51,121,719
U.S. Government Agency Mortgage Obligations (17.3%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
5 1/2s, April 1, 2039(i)			166,109	189,334
3s, TBA, February 1, 2043			11,000,000	11,311,093

Federal National Mortgage Association Pass-Through Certificates
3s, TBA, March 1, 2043			52,000,000	53,551,878
3s, TBA, February 1, 2043			81,000,000	83,657,813

				148,710,118

Total U.S. government and agency mortgage obligations (cost $201,352,147)				$199,831,837

U.S. TREASURY OBLIGATIONS (0.1%)(a)
			Principal amount	Value

U.S. Treasury Notes 4s, August 15, 2015(i)			$295,000	$348,572

U.S. Treasury Inflation Protected Securities 1/2s, April 15, 2015(i)			125,394	132,126

Total U.S. Treasury obligations (cost $480,698)				$480,698

MORTGAGE-BACKED SECURITIES (15.3%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (4.2%)

Federal Home Loan Mortgage Corp.
IFB Ser. 2990, Class LB, 16.42s, 2034			$594,556	$819,976
IFB Ser. 4098, Class MS, IO, 6.494s, 2041			4,608,336	1,000,424
IFB Ser. 3859, Class SG, IO, 6.494s, 2039			6,867,070	800,632
IFB Ser. 3727, Class PS, IO, 6.494s, 2038			2,960,203	273,153
IFB Ser. 4074, Class US, IO, 6.444s, 2042			5,872,165	969,729
IFB Ser. 3860, Class SP, IO, 6.394s, 2040			3,627,881	567,909
IFB Ser. 3856, Class PS, IO, 6.394s, 2040			1,360,561	190,703
IFB Ser. 3803, Class SP, IO, 6.394s, 2038(F)			2,163,078	198,868
IFB Ser. 3861, Class PS, IO, 6.394s, 2037			1,538,100	250,910
IFB Ser. 3708, Class SQ, IO, 6.344s, 2040			6,962,867	1,014,699
IFB Ser. 3907, Class KS, IO, 6.344s, 2040			2,866,908	392,464
IFB Ser. 3708, Class SA, IO, 6.244s, 2040			11,266,421	1,682,978
IFB Ser. 3934, Class SA, IO, 6.194s, 2041			596,672	107,669
IFB Ser. 3232, Class KS, IO, 6.094s, 2036			1,500,514	158,492
IFB Ser. 3116, Class AS, IO, 5.894s, 2034			2,111,856	174,350
IFB Ser. 3964, Class SA, IO, 5.794s, 2041			9,067,163	1,348,741
IFB Ser. 3852, Class NT, 5.794s, 2041			2,984,872	3,185,426
IFB Ser. 3752, Class PS, IO, 5.794s, 2040			2,828,999	421,181
Ser. 3687, Class CI, IO, 5s, 2038			2,705,569	302,537
Ser. 3632, Class CI, IO, 5s, 2038			463,241	26,673
Ser. 3626, Class DI, IO, 5s, 2037			253,647	8,452
Ser. 4122, Class TI, IO, 4 1/2s, 2042			2,879,481	435,090
Ser. 3747, Class HI, IO, 4 1/2s, 2037			361,136	30,181
Ser. 4116, Class MI, IO, 4s, 2042			5,770,969	898,047
Ser. 4090, Class BI, IO, 4s, 2042			1,118,788	118,726
Ser. 4098, Class PI, IO, 4s, 2042			3,213,584	522,240
Ser. 3748, Class NI, IO, 4s, 2034(F)			1,434,921	70,447
Ser. 3751, Class MI, IO, 4s, 2034			291,688	5,834
Ser. T-8, Class A9, IO, 0.366s, 2028			254,045	2,699
Ser. T-59, Class 1AX, IO, 0.273s, 2043			584,335	7,144
Ser. T-48, Class A2, IO, 0.212s, 2033			862,867	8,292
FRB Ser. T-54, Class 2A, IO, zero %, 2043			345,246	54

Federal National Mortgage Association
IFB Ser. 05-74, Class NK, 26.482s, 2035			91,778	161,180
IFB Ser. 05-122, Class SE, 22.387s, 2035			326,747	489,344
IFB Ser. 11-4, Class CS, 12.493s, 2040			2,015,507	2,414,830
IFB Ser. 12-96, Class PS, IO, 6.496s, 2041			4,260,934	772,848
IFB Ser. 12-88, Class SB, IO, 6.466s, 2042			4,771,521	797,607
IFB Ser. 12-75, Class SK, IO, 6.446s, 2041			3,154,823	607,209
IFB Ser. 12-75, Class KS, IO, 6.346s, 2042			2,062,212	364,867
IFB Ser. 11-87, Class HS, IO, 6.296s, 2041			2,195,757	369,129
IFB Ser. 11-67, Class BS, IO, 6.296s, 2041			5,839,164	1,016,365
IFB Ser. 404, Class S13, IO, 6.196s, 2040			177,769	26,392
IFB Ser. 10-35, Class SG, IO, 6.196s, 2040(F)			4,047,909	560,538
IFB Ser. 12-132, Class SB, IO, 5.996s, 2042			3,050,946	486,748
IFB Ser. 12-113, Class CS, IO, 5.946s, 2041			2,243,258	428,126
IFB Ser. 12-113, Class SG, IO, 5.896s, 2042			2,328,882	417,056
Ser. 397, Class 2, IO, 5s, 2039			118,851	16,361
Ser. 398, Class C5, IO, 5s, 2039			692,815	77,387
Ser. 10-13, Class EI, IO, 5s, 2038			563,435	26,467
Ser. 12-75, Class AI, IO, 4 1/2s, 2027			4,382,799	449,544
Ser. 12-118, Class IO, IO, 4s, 2042			4,520,472	723,637
Ser. 12-124, Class UI, IO, 4s, 2042			6,327,505	1,051,631
Ser. 12-118, Class PI, IO, 4s, 2042			3,350,538	544,127
Ser. 12-30, Class PI, IO, 4s, 2042			8,200,275	1,164,685
Ser. 12-96, Class PI, IO, 4s, 2041			3,626,202	506,181
Ser. 406, Class 2, IO, 4s, 2041			475,961	61,923
Ser. 406, Class 1, IO, 4s, 2041			250,240	33,632
Ser. 409, Class C16, IO, 4s, 2040			1,094,559	127,206
Ser. 03-W10, Class 1, IO, 1.347s, 2043			370,025	15,451
Ser. 98-W5, Class X, IO, 0.588s, 2028			469,848	20,556
Ser. 98-W2, Class X, IO, 0.48s, 2028			1,624,811	71,593
Ser. 03-W1, Class 2A, IO, zero %, 2042			745,094	58
Ser. 08-36, Class OV, PO, zero %, 2036			45,213	39,883

Government National Mortgage Association
IFB Ser. 11-61, Class CS, IO, 6.475s, 2035			10,174,188	1,373,514
IFB Ser. 10-26, Class QS, IO, 6.045s, 2040			1,994,418	372,710
IFB Ser. 10-120, Class SB, IO, 5.995s, 2035			503,073	44,934
IFB Ser. 10-20, Class SC, IO, 5.945s, 2040			125,207	22,187
IFB Ser. 10-61, Class SJ, IO, 5.844s, 2040			1,183,219	190,569
IFB Ser. 11-70, Class SN, IO, 5.694s, 2041			1,610,000	415,396
IFB Ser. 11-70, Class SH, IO, 5.684s, 2041			1,892,718	493,299
IFB Ser. 10-42, Class DS, IO, 5.495s, 2040			8,867,321	1,435,388
Ser. 11-18, Class PI, IO, 4 1/2s, 2040			364,870	55,789
Ser. 10-35, Class QI, IO, 4 1/2s, 2040			5,888,165	998,370
Ser. 10-103, Class DI, IO, 4 1/2s, 2038			8,672,828	878,122

GSMPS Mortgage Loan Trust 144A
Ser. 99-2, IO, 0.582s, 2027			125,952	1,584
Ser. 98-3, IO, 0.343s, 2027			78,970	1,289
Ser. 98-2, IO, 0.267s, 2027			68,480	492
Ser. 98-4, IO, zero %, 2026			100,289	3,632

Structured Asset Securities Corp. IFB Ser. 07-4, Class 1A3, IO, 6.046s, 2045			982,012	186,582

				36,311,138
Commercial mortgage-backed securities (6.3%)

Banc of America Commercial Mortgage, Inc.
FRB Ser. 08-1, Class AJ, 6.255s, 2051(F)			342,000	326,659
Ser. 06-4, Class AJ, 5.695s, 2046			710,000	694,288
Ser. 06-1, Class B, 5.49s, 2045			255,000	228,656
Ser. 06-6, Class A2, 5.309s, 2045			657,860	677,689
FRB Ser. 05-5, Class D, 5.23s, 2045			426,000	373,815
FRB Ser. 05-6, Class G, 5.189s, 2047			443,000	363,260
Ser. 07-1, Class XW, IO, 0.315s, 2049			3,457,359	33,830

Banc of America Commercial Mortgage, Inc. 144A
FRB Ser. 08-1, Class C, 6.255s, 2051(F)			584,000	394,567
FRB Ser. 05-2, Class E, 5.322s, 2043(F)			410,000	422,728
Ser. 04-2, Class G, 5.239s, 2038(F)			1,000,000	1,011,572
Ser. 04-2, Class F, 4.992s, 2038(F)			650,000	663,079
Ser. 04-4, Class XC, IO, 0.866s, 2042			4,132,317	37,162
Ser. 02-PB2, Class XC, IO, 0.389s, 2035			1,697,969	17

Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 07-T28, Class AJ, 5.964s, 2042			315,000	337,838
FRB Ser. 07-PW17, Class AJ, 5.889s, 2050			1,456,000	1,368,640
FRB Ser. 06-PW12, Class AJ, 5.751s, 2038			544,000	543,159
FRB Ser. 06-PW11, Class AJ, 5.454s, 2039			779,000	777,053
Ser. 05-PWR7, Class D, 5.304s, 2041(F)			431,000	381,383
Ser. 05-PWR7, Class C, 5.235s, 2041			489,000	433,623
FRB Ser. 05-T20, Class C, 5.149s, 2042			324,000	314,280

Bear Stearns Commercial Mortgage Securities, Inc. 144A
FRB Ser. 06-PW11, Class B, 5.454s, 2039(F)			1,310,000	1,205,320
Ser. 04-PWR5, Class E, 5.222s, 2042			654,000	674,385

CFCRE Commercial Mortgage Trust 144A Ser. 11-C1, Class XA, IO, 1.47s, 2044(F)			7,717,150	453,845

Citigroup Commercial Mortgage Trust FRB Ser. 05-C3, Class B, 5.029s, 2043(F)			770,000	701,186

Citigroup Commercial Mortgage Trust 144A FRB Ser. 12-GC8, Class D, 4.878s, 2045(F)			1,207,000	1,203,954

Commercial Mortgage Pass-Through Certificates
FRB Ser. 04-LB3A, Class E, 5.358s, 2037(F)			693,000	693,694
FRB Ser. 05-LP5, Class D, 5.098s, 2043			250,000	256,319

Commercial Mortgage Pass-Through Certificates 144A FRB Ser. 05-LP5, Class E, 5.196s, 2043			1,215,000	1,227,101

Commercial Mortgage Pass-Through Certificates Ser. 05-C6, Class AJ, 5.209s, 2044			1,250,000	1,315,563

Commercial Mortgage Trust Ser. 07-C9, Class AJ, 5.65s, 2049(F)			734,000	768,404

Commercial Mortgage Trust 144A
FRB Ser. 12-CR5, Class E, 4.335s, 2045(F)			301,000	300,114
FRB Ser. 07-C9, Class AJFL, 0.9s, 2049(F)			775,000	635,483

Credit Suisse Mortgage Capital Certificates FRB Ser. 07-C4, Class A2, 5.761s, 2039			244,264	247,354

CS First Boston Mortgage Securities Corp.
Ser. 02-CP5, Class E, 5.339s, 2035			525,000	523,514
Ser. 05-C6, Class B, 5.23s, 2040			1,270,000	1,177,925

CS First Boston Mortgage Securities Corp. 144A
Ser. 02-CP5, Class H, 6.326s, 2035			460,000	462,078
Ser. 03-C3, Class AX, IO, 1.657s, 2038			4,410,475	2,461

Deutsche Bank-UBS Commercial Mortgage Trust 144A FRB Ser. 11-LC2A, Class D, 5.445s, 2044			280,000	292,703

DLJ Commercial Mortgage Corp. Ser. 98-CF2, Class B4, 6.04s, 2031			733,189	740,521

GE Capital Commercial Mortgage Corp.
FRB Ser. 05-C4, Class AJ, 5.308s, 2045			258,000	227,040
FRB Ser. 06-C1, Class AJ, 5.296s, 2044			235,000	231,475

GE Capital Commercial Mortgage Corp. 144A FRB Ser. 04-C1, Class G, 5.157s, 2038(F)			567,000	570,118

GMAC Commercial Mortgage Securities, Inc.
FRB Ser. 03-C2, Class E, 5.458s, 2040(F)			2,310,000	2,373,974
Ser. 04-C3, Class B, 4.965s, 2041			233,000	198,341

Greenwich Capital Commercial Funding Corp. FRB Ser. 05-GG3, Class D, 4.986s, 2042			532,000	521,215

Greenwich Capital Commercial Funding Corp. 144A
FRB Ser. 03-C1, Class J, 5.363s, 2035(F)			670,000	680,182
Ser. 03-C1, Class G, 4.773s, 2035			311,000	309,217

GS Mortgage Securities Corp. II
Ser. 06-GG8, Class AJ, 5.622s, 2039			347,000	334,842
Ser. 05-GG4, Class B, 4.841s, 2039(F)			970,000	865,081
Ser. 05-GG4, Class AJ, 4.782s, 2039			313,000	317,670

GS Mortgage Securities Trust 144A Ser. GC10, Class D, 4.415s, 2046(F)			352,000	332,055

GS Mortgage Securities Trust FRB Ser. 04-GG2, Class D, 5.538s, 2038			299,000	301,056

JPMorgan Chase Commercial Mortgage Securities Corp.
FRB Ser. 07-CB20, Class AJ, 6.075s, 2051(F)			1,703,000	1,720,576
Ser. 07-LD12, Class A2, 5.827s, 2051			239,313	244,099
FRB Ser. 04-CB9, Class B, 5.662s, 2041(F)			800,000	821,201
Ser. 06-CB16, Class AJ, 5.623s, 2045			349,000	331,550
Ser. 06-LDP6, Class AJ, 5.565s, 2043(F)			497,000	472,753
FRB Ser. 02-C2, Class E, 5.476s, 2034			376,000	376,000
Ser. 02-C3, Class D, 5.314s, 2035			174,494	174,494
FRB Ser. 05-LDP3, Class D, 5.196s, 2042			555,000	505,050
Ser. 03-C1, Class D, 5.192s, 2037			3,147,000	3,213,873
FRB Ser. 04-CBX, Class B, 5.021s, 2037			210,000	206,962
FRB Ser. 05-LDP2, Class C, 4.911s, 2042			250,000	237,500
Ser. 07-LDPX, Class X, IO, 0.306s, 2049			14,108,521	136,161

JPMorgan Chase Commercial Mortgage Securities Corp. 144A
FRB Ser. 11-C3, Class E, 5.533s, 2046(F)			262,000	273,405
FRB Ser. 11-C5, Class D, 5.314s, 2046(F)			565,000	579,229
FRB Ser. 12-CBX, Class E, 5.189s, 2045			852,000	865,036
FRB Ser. 12-LC9, Class E, 4.429s, 2047			321,000	302,597

Key Commercial Mortgage Ser. 07-SL1, Class A2, 5.506s, 2040			220,637	213,466

LB-UBS Commercial Mortgage Trust
Ser. 06-C3, Class A2, 5.532s, 2032			10,223	10,220
FRB Ser. 06-C6, Class C, 5.482s, 2039			377,000	339,300
Ser. 07-C2, Class XW, IO, 0.499s, 2040			2,622,673	46,366

LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 03-C8, Class J, 5.583s, 2037(F)			1,000,000	984,994
FRB Ser. 03-C8, Class K, 5.583s, 2037(F)			1,441,000	1,407,129

Merrill Lynch Mortgage Trust FRB Ser. 08-C1, Class AJ, 6.294s, 2051(F)			328,000	319,851

Merrill Lynch Mortgage Trust Ser. 05-CKI1, Class AJ, 5.273s, 2037(F)			269,000	277,225

Merrill Lynch/Countrywide Commercial Mortgage Trust 144A Ser. 06-4, Class XC, IO, 0.203s, 2049(F)			53,973,971	674,724

Morgan Stanley Capital I
FRB Ser. 07-T27, Class AJ, 5.652s, 2042(F)			818,000	816,647
Ser. 06-HQ10, Class AJ, 5.389s, 2041			350,000	307,580

Morgan Stanley Capital I Trust
Ser. 07-HQ11, Class AJ, 5.508s, 2044(F)			1,209,000	1,221,368
FRB Ser. 06-HQ8, Class AJ, 5 1/2s, 2044			417,000	420,519

Nomura Asset Securities Corp. 144A Ser. 98-D6, Class B1, 6s, 2030			177,000	188,505

Salomon Brothers Mortgage Securities VII 144A FRB Ser. 99-C1, Class J, 7s, 2032			1,700,000	1,724,417

UBS-Barclays Commercial Mortgage Trust 144A FRB Ser. 12-C4, Class D, 4.503s, 2045			534,000	495,841

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 5.999s, 2045(F)			800,000	742,102
Ser. 04-C14, Class D, 5.269s, 2041			1,480,000	1,508,588

Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 05-C21, Class E, 5.24s, 2044(F)			569,000	527,671

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C4, Class E, 5.249s, 2044			737,000	769,614
FRB Ser. 12-C10, Class D, 4.462s, 2045			345,000	329,691
FRB Ser. 13-C11, Class D, 4.186s, 2045(FWC)			298,000	282,914

				53,596,706
Residential mortgage-backed securities (non-agency) (4.8%)

Adjustable Rate Mortgage Trust FRB Ser. 06-2, 5.298s, 2036			3,081,279	2,488,132

American Home Mortgage Assets Ser. 07-5, Class XP, IO, PO, zero %, 2047			10,064,049	1,270,586

Banc of America Funding Corp.
FRB Ser. 06-G, Class 3A3, 5 3/4s, 2036			374,757	281,068
FRB Ser. 07-C, Class 07-C, 2.764s, 2036			2,882,305	2,537,292
FRB Ser. 06-G, Class 2A5, 0.485s, 2036			2,325,870	1,977,687

Barclays Capital, LLC Trust
Ser. 13-RR1, Class 10A2, 16.639s, 2036			350,000	325,500
Ser. 12-RR10, Class 8A3, 15 3/4s, 2036			291,037	152,067
Ser. 12-RR10, Class 8A2, 4s, 2036			609,138	615,229
FRB Ser. 12-RR10, Class 9A2, 2.664s, 2035			280,000	213,500
Ser. 12-RR10, Class 4A2, 2 5/8s, 2036			420,000	345,450

Barclays Capital, LLC Trust 144A
Ser. 12-RR11, Class 9A3, 21.132s, 2037			258,734	243,857
FRB Ser. 12-RR12, Class 1A3, 13.505s, 2037			302,178	170,731
FRB Ser. 12-RR11, Class 5A3, 13.456s, 2037			289,702	187,582
Ser. 12-RR11, Class 9A2, 4s, 2037			471,016	471,016
Ser. 12-RR12, Class 1A2, 4s, 2037			227,769	229,477
FRB Ser. 12-RR11, Class 5A2, 4s, 2037			334,205	340,471
Ser. 12-RR11, Class 11A2, 2.6s, 2036			1,046,828	646,416
Ser. 09-RR7, Class 1A7, IO, 1.755s, 2046			16,271,558	732,220
Ser. 09-RR7, Class 2A7, IO, 1.567s, 2047			27,169,530	1,122,102

Bear Stearns Mortgage Funding Trust
Ser. 06-AR2, Class 1X, IO, 0.7s, 2046			4,803,406	154,670
Ser. 06-AR3, Class 1X, IO, 0.4s, 2036			3,580,557	65,882

Citigroup Mortgage Loan Trust, Inc. FRB Ser. 06-AR3, Class 1A2A, 5.567s, 2036			1,295,778	1,198,594

Citigroup Mortgage Loan Trust, Inc. 144A
FRB Ser. 12-8, Class 1A2, 2.664s, 2035			1,300,000	923,000
FRB Ser. 12-7, Class 12A2, 2 5/8s, 2036			3,847,314	2,808,538

Countrywide Home Loans
Ser. 07-10, Class A21, 6s, 2037			420,443	374,194
Ser. 06-9, Class A2, 6s, 2036			1,298,599	1,188,218
Ser. 05-15, Class A8, 5 1/2s, 2035			1,650,000	1,621,440

JPMorgan Mortgage Trust
FRB Ser. 07-A4, Class 2A1, 5.512s, 2037			794,492	705,111
FRB Ser. 07-A4, Class 2A2, 5.512s, 2037			1,702,796	1,496,007
FRB Ser. 07-A1, Class 5A6, 3.028s, 2035			2,410,777	2,175,726

Merrill Lynch Alternative Note Asset Ser. 07-OAR5, Class X, IO, P, 0.8s, 2047			2,465,725	78,903

WAMU Mortgage Pass-Through Certificates
FRB Ser. 06-AR1, Class 2A1B, 1.241s, 2046			1,749,973	1,522,477
FRB Ser. 05-AR8, Class B1, 0.874s, 2045(F)			1,410,177	678,574
FRB Ser. 2004-AR13, Class A1B2, 0.74s, 2034			786,122	691,787
FRB Ser. 05-AR11, Class A1C3, 0.714s, 2045(F)			1,604,704	1,211,420
FRB Ser. 05-AR11, Class A1C4, 0.644s, 2045(F)			970,156	732,388
FRB Ser. 05-AR17, Class A1C4, 0.604s, 2045			3,093,486	1,701,417
FRB Ser. 05-AR1, Class A1B, 0.594s, 2045			258,725	215,389

Wells Fargo Mortgage Backed Securities Trust
Ser. 07-16, Class 1A7, 6s, 2037			609,904	640,399
Ser. 06-6, Class 1A3, 5 3/4s, 2036			1,235,684	1,223,327
Ser. 05-11, Class 2A5, 5 1/2s, 2035			1,871,853	1,935,683
FRB Ser. 06-AR3, Class A2, 5.415s, 2036(F)			1,271,382	1,131,530
FRB Ser. 06-AR1, Class 2A5, 5.354s, 2036			1,250,000	1,256,250
FRB Ser. 06-AR6, Class 7A2, 5.017s, 2036(F)			698,045	684,010

				40,765,317

Total mortgage-backed securities (cost $127,544,953)				$130,673,161

CORPORATE BONDS AND NOTES (12.3%)(a)
			Principal amount	Value

Basic materials (0.9%)

Alcoa, Inc. sr. unsec. unsub. notes 5.55s, 2017			$196,000	$213,795

ArcelorMittal sr. unsec. unsub. notes 6 1/8s, 2018 (France)			85,000	90,754

Atkore International, Inc. company guaranty sr. notes 9 7/8s, 2018			650,000	716,625

BHP Billiton Finance USA, Ltd. company guaranty sr. unsec. unsub. notes 5 1/2s, 2014 (Australia)			196,000	207,370

Cemex Finance, LLC 144A company guaranty sr. bonds 9 1/2s, 2016			1,000,000	1,067,500

Dow Chemical Co. (The) sr. unsec. unsub. notes 5.9s, 2015			325,000	357,925

E.I. du Pont de Nemours & Co. sr. unsec. unsub. notes 3 1/4s, 2015			263,000	276,840

FMG Resources August 2006 Pty, Ltd. 144A company guaranty sr. unsec. notes 6 3/8s, 2016 (Australia)			1,250,000	1,287,500

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. FRN notes 4.81s, 2014			750,000	746,250

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. notes 9s, 2019 (Australia)			265,000	367,775

SGL Carbon SE company guaranty sr. sub. FRN notes Ser. EMTN, 1.442s, 2015 (Germany)		EUR	150,000	200,735

Smurfit Kappa Acquisitions 144A company guaranty sr. notes 4 7/8s, 2018 (Ireland)			$1,000,000	1,040,000

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2015			500,000	503,750

US Coatings Acquisition, Inc. / Flash Dutch 2 BV 144A company guaranty sr. notes 5 3/4s, 2021 (Netherlands)			100,000	134,422

Vale Overseas, Ltd. company guaranty sr. unsec. unsub. notes 6 1/4s, 2017			230,000	262,264

				7,473,505
Capital goods (0.7%)

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019			1,750,000	1,933,750

Boeing Capital Corp. sr. unsec. unsub. notes 4.7s, 2019			115,000	133,660

Boeing Co. (The) sr. unsec. unsub. notes 3 1/2s, 2015			148,000	156,422

Caterpillar Financial Services Corp. sr. unsec. notes 6 1/8s, 2014			359,000	380,327

Deere & Co. sr. unsec. notes 6.95s, 2014			148,000	159,311

General Cable Corp. company guaranty sr. unsec. unsub. FRN notes 2.683s, 2015			125,000	123,750

Kratos Defense & Security Solutions, Inc. company guaranty sr. notes 10s, 2017			445,000	488,388

Pittsburgh Glass Works, LLC 144A sr. notes 8 1/2s, 2016			1,155,000	1,126,124

Rexel SA 144A company guaranty sr. unsec. unsub. notes 6 1/8s, 2019 (France)			1,250,000	1,322,366

United Technologies Corp. sr. unsec. unsub. notes 4 7/8s, 2015			263,000	288,088

				6,112,186
Communication services (2.0%)

America Movil SAB de CV company guaranty unsec. unsub. notes 5 1/2s, 2014 (Mexico)			196,000	205,464

AT&T, Inc. sr. unsec. unsub. notes 2 1/2s, 2015			1,501,000	1,562,421

Cellco Partnership/Verizon Wireless Capital, LLC sr. unsec. unsub. notes 5.55s, 2014			263,000	275,061

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A company guaranty sr. notes 12s, 2015			750,000	812,813

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A company guaranty sr. notes 12s, 2015			400,000	433,000

Comcast Corp. company guaranty sr. unsec. unsub. notes 2.85s, 2023			735,000	722,778

Cricket Communications, Inc. company guaranty sr. unsub. notes 7 3/4s, 2016			963,000	1,013,558

Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. notes 5 3/4s, 2016 (Netherlands)			263,000	297,480

DISH DBS Corp. company guaranty 7 1/8s, 2016			255,000	284,325

DISH DBS Corp. company guaranty 7s, 2013			220,000	227,425

Frontier Communications Corp. sr. unsec. notes 8 1/4s, 2017			1,000,000	1,157,500

Inmarsat Finance PLC 144A company guaranty sr. notes 7 3/8s, 2017 (United Kingdom)			130,000	139,750

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 9 3/8s, 2019			1,250,000	1,412,500

NII Capital Corp. company guaranty sr. unsec. unsub. notes 10s, 2016			837,000	809,798

Qwest Corp. sr. unsec. unsub. notes 6 1/2s, 2017			290,000	337,077

Sprint Nextel Corp. sr. unsec. notes 6s, 2016			620,000	668,050

Telecom Italia Capital SA company guaranty 5 1/4s, 2015 (Italy)			297,000	317,770

Telefonica Emisiones SAU company guaranty 6.421s, 2016 (Spain)			140,000	155,341

Telefonica Emisiones SAU company guaranty sr. unsec. notes 4.949s, 2015 (Spain)			185,000	194,988

Telenet Finance V Luxembourg SCA 144A bonds 6 3/4s, 2024 (Luxembourg)		EUR	115,000	166,604

Telenet Finance V Luxembourg SCA 144A bonds 6 1/4s, 2022 (Luxembourg)			$165,000	238,535

Time Warner Cable, Inc. company guaranty sr. unsec. notes 5.85s, 2017			555,000	647,509

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 144A company guaranty sr. notes 7 1/2s, 2019 (Germany)			560,000	614,054

Verizon Communications, Inc. sr. unsec. notes 5.55s, 2016			846,000	960,408

Vodafone Group PLC sr. unsec. unsub. notes 5 5/8s, 2017 (United Kingdom)			297,000	346,470

WideOpenWest Finance, LLC / WideOpenWest Capital Corp. 144A company guaranty sr. unsec. notes 10 1/4s, 2019			1,525,000	1,673,687

Wind Acquisition Finance SA company guaranty sr. notes Ser. REGS, 7 3/8s, 2018 (Luxembourg)		EUR	110,000	155,783

Wind Acquisition Finance SA 144A company guaranty sr. notes 7 1/4s, 2018 (Luxembourg)			$420,000	442,050

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017			1,000,000	1,142,500

				17,414,699
Consumer cyclicals (1.2%)

Affinion Group, Inc. company guaranty sr. unsec. sub. notes 11 1/2s, 2015			1,000,000	847,500

Caesars Entertainment Operating Co., Inc. sr. notes 11 1/4s, 2017			1,445,000	1,546,150

Daimler Finance North America, LLC company guaranty 6 1/2s, 2013			163,000	170,253

FelCor Lodging LP company guaranty sr. notes 10s, 2014(R)			312,000	354,510

Home Depot, Inc. (The) sr. unsec. unsub. notes 5.4s, 2016			163,000	185,421

Interpublic Group of Companies, Inc. (The) sr. unsec. notes 6 1/4s, 2014			234,000	250,673

ISS Holdings A/S sr. sub. notes Ser. REGS, 8 7/8s, 2016 (Denmark)		EUR	600,000	839,121

Jarden Corp. company guaranty sr. unsec. notes 8s, 2016			$135,000	141,581

Lamar Media Corp. company guaranty sr. notes 9 3/4s, 2014			200,000	218,000

News America, Inc. company guaranty sr. unsec. notes 4 1/2s, 2021			263,000	297,264

Owens Corning company guaranty sr. unsec. notes 9s, 2019			47,000	58,868

QVC, Inc. 144A sr. notes 7 1/8s, 2017			570,000	596,115

Realogy Corp. 144A company guaranty sr. notes 7 5/8s, 2020			200,000	227,000

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12 1/8s, 2018			800,000	922,000

Sabre Holdings Corp. sr. unsec. unsub. notes 8.35s, 2016			500,000	540,000

Schaeffler Finance BV 144A company guaranty sr. notes 7 3/4s, 2017 (Germany)			395,000	447,338

Target Corp. sr. unsec. notes 5 3/8s, 2017			263,000	307,269

Time Warner, Inc. company guaranty sr. unsec. notes 5 7/8s, 2016			426,000	497,543

Travelport, LLC company guaranty sr. unsec. unsub. notes 9 7/8s, 2014			580,000	546,650

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 3.2s, 2014			622,000	644,498

Yonkers Racing Corp. 144A sr. notes 11 3/8s, 2016			162,000	174,960

				9,812,714
Consumer staples (0.7%)

Altria Group, Inc. company guaranty sr. unsec. notes 4 1/8s, 2015			387,000	419,416

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 4 1/8s, 2015			359,000	382,632

Coca-Cola Co. (The) sr. unsec. notes 1.8s, 2016			163,000	168,588

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			590,000	675,550

Corrections Corporation of America company guaranty sr. notes 7 3/4s, 2017			320,000	338,000

CVS Corp. sr. unsec. notes 5 3/4s, 2017			113,000	133,637

Diageo Capital PLC company guaranty sr. unsec. unsub. notes 5 3/4s, 2017 (United Kingdom)			196,000	234,660

Dole Food Co., Inc. 144A sr. notes 8s, 2016			200,000	209,000

Hertz Holdings Netherlands BV 144A sr. bonds 8 1/2s, 2015 (Netherlands)		EUR	750,000	1,084,279

Kraft Foods, Inc. sr. unsec. unsub. notes 4 1/8s, 2016			$622,000	676,561

Kroger Co. company guaranty sr. unsec. unsub. notes 6.4s, 2017			163,000	194,584

PepsiCo, Inc. sr. unsec. unsub. notes 3.1s, 2015			459,000	480,648

Philip Morris International, Inc. sr. unsec. unsub. notes 5.65s, 2018			196,000	235,904

Procter & Gamble Co. (The) sr. unsec. notes 3 1/2s, 2015			263,000	278,497

				5,511,956
Energy (1.2%)

Anadarko Petroleum Corp. sr. notes 5.95s, 2016			170,000	194,667

BP Capital Markets PLC company guaranty sr. unsec. notes 3 7/8s, 2015 (United Kingdom)			148,000	157,605

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 4 1/2s, 2020 (United Kingdom)			115,000	130,889

Carrizo Oil & Gas, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			1,000,000	1,077,500

Chesapeake Energy Corp. company guaranty sr. unsec. notes 9 1/2s, 2015			500,000	566,250

Comstock Resources, Inc. company guaranty sr. unsub. notes 8 3/8s, 2017			685,000	729,525

ConocoPhillips company guaranty sr. unsec. notes 4.6s, 2015			521,000	561,647

EnCana Holdings Finance Corp. company guaranty sr. unsec. unsub. notes 5.8s, 2014 (Canada)			230,000	243,762

Forest Oil Corp. company guaranty sr. unsec. notes 8 1/2s, 2014			518,000	551,670

Gazprom Via OAO White Nights Finance BV notes 10 1/2s, 2014 (Russia)			500,000	544,160

Hercules Offshore, Inc. 144A company guaranty sr. notes 7 1/8s, 2017			110,000	117,425

Linn Energy LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/2s, 2019			1,250,000	1,273,438

Offshore Group Investment, Ltd. company guaranty sr. notes 11 1/2s, 2015 (Cayman Islands)			748,000	811,580

Peabody Energy Corp. company guaranty sr. unsec. notes 7 3/8s, 2016			265,000	302,100

Petroleos de Venezuela SA sr. unsec. notes 4.9s, 2014 (Venezuela)			1,805,000	1,729,316

Quicksilver Resources, Inc. company guaranty sr. unsec. notes 8 1/4s, 2015			500,000	482,500

Quicksilver Resources, Inc. sr. notes 11 3/4s, 2016			280,000	285,600

Shell International Finance BV company guaranty sr. unsec. notes 3.1s, 2015 (Netherlands)			459,000	485,747

XTO Energy, Inc. sr. unsec. unsub. notes 6 1/4s, 2017			196,000	240,675

				10,486,056
Financials (3.3%)

Allstate Corp. (The) sr. unsec. unsub. notes 5s, 2014			196,000	208,599

Ally Financial, Inc. company guaranty sr. notes 6 1/4s, 2017			1,000,000	1,112,593

American Express Credit Corp. sr. unsec. unsub. notes 5 1/8s, 2014			588,000	627,802

American International Group, Inc. sr. unsec. notes Ser. MTN, 5.45s, 2017			325,000	371,372

Bank of America Corp. sr. unsec. notes 5 3/4s, 2017			2,085,000	2,407,153

Bank of New York Mellon Corp. (The) sr. unsec. unsub. notes 1.969s, 2017			265,000	271,254

Barclays Bank PLC sr. unsec. unsub. notes 5.2s, 2014 (United Kingdom)			359,000	380,997

BB&T Corp. unsec. sub. notes 5.2s, 2015			196,000	217,620

Berkshire Hathaway, Inc. sr. unsec. unsub. notes 3.2s, 2015			717,000	754,164

Capital One Financial Corp. sr. unsec. unsub. notes 6 3/4s, 2017			263,000	318,509

CB Richard Ellis Services, Inc. company guaranty sr. unsec. sub. notes 11 5/8s, 2017			650,000	708,500

CIT Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2018			900,000	963,000

Citigroup, Inc. sr. unsec. notes 6 1/8s, 2018			218,000	259,665

Credit Suisse Guernsey sr. unsec. notes 5 1/2s, 2014			818,000	867,391

Deutsche Bank AG sr. unsec. notes 6s, 2017 (United Kingdom)			359,000	428,337

E*Trade Financial Corp. sr. notes 6 3/4s, 2016			480,000	510,000

E*Trade Financial Corp. sr. unsec. unsub. notes 6 3/8s, 2019			430,000	446,125

General Electric Capital Corp. sr. unsec. unsub. notes 6s, 2019			2,050,000	2,479,424

Goldman Sachs Group, Inc. (The) sr. unsec. notes 6 1/4s, 2017			1,597,000	1,869,106

Hartford Financial Services Group, Inc. (The) jr. unsec. sub. debs. FRB 8 1/8s, 2038			645,000	746,588

HBOS Capital Funding LP 144A bank guaranty jr. unsec. sub. FRB bonds 6.071s, perpetual maturity (Jersey)			265,000	231,875

HSBC Finance Corp. sr. unsec. sub. notes 6.676s, 2021			435,000	517,621

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 8s, 2018			750,000	803,438

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 7 3/4s, 2016			700,000	727,125

Jefferies Group, Inc. sr. unsec. notes 3 7/8s, 2015			1,500,000	1,558,319

JPMorgan Chase & Co. sr. unsec. unsub. notes 3.7s, 2015			1,759,000	1,853,332

LBG Capital No. 1 PLC 144A jr. unsec. sub. FRN notes 8s, 2049 (United Kingdom)			200,000	211,750

MetLife, Inc. sr. unsec. 6 3/4s, 2016			263,000	310,073

PNC Funding Corp. bank guaranty sr. unsec. notes 3 5/8s, 2015			167,000	176,449

Prudential Financial, Inc. sr. disc. unsec. unsub. notes Ser. MTN, 4 3/4s, 2015			325,000	354,982

Simon Property Group LP sr. unsec. unsub. notes 3 3/8s, 2022(R)			230,000	239,672

SLM Corp. sr. unsec. unsub. notes Ser. MTN, 8.45s, 2018			230,000	274,012

UBS AG/Stamford CT sr. unsec. notes Ser. DPNT, 3 7/8s, 2015			250,000	264,952

US Bancorp sr. unsec. unsub. notes 2.45s, 2015			263,000	273,087

Vnesheconombank Via VEB Finance PLC 144A bank guaranty, sr. unsec. unsub. bonds 6.8s, 2025 (Russia)			250,000	303,125

VTB Bank OJSC Via VTB Capital SA sr. notes 6 1/4s, 2035 (Russia)			500,000	538,750

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			1,500,000	1,668,750

Wells Fargo & Co. sr. unsec. unsub. notes 5 5/8s, 2017			1,334,000	1,579,331

Westpac Banking Corp. sr. unsec. unsub. notes 3s, 2015 (Australia)			230,000	242,134

				28,076,976
Health care (0.9%)

Amgen, Inc. sr. unsec. notes 5.85s, 2017			196,000	230,990

AstraZeneca PLC sr. unsub. notes 5.9s, 2017 (United Kingdom)			196,000	235,424

CIGNA Corp. sr. unsec. unsub. notes 4 1/2s, 2021			175,000	194,636

ConvaTec Healthcare E SA 144A sr. notes 7 3/8s, 2017 (Luxembourg)		EUR	445,000	648,964

ConvaTec Healthcare E SA 144A sr. unsec. notes 10 1/2s, 2018 (Luxembourg)			$500,000	556,250

Fresenius US Finance II, Inc. 144A sr. unsec. notes 9s, 2015			525,000	598,500

GlaxoSmith Kline Capital, Inc. company guaranty sr. unsec. unsub. notes 4 3/8s, 2014			263,000	275,573

HCA, Inc. company guaranty sr. notes 8 1/2s, 2019			50,000	55,625

HCA, Inc. sr. notes 6 1/2s, 2020			610,000	681,675

Health Net, Inc. sr. unsec. bonds 6 3/8s, 2017			1,390,000	1,469,925

Merck & Co., Inc. sr. unsec. notes 4s, 2015			297,000	321,354

Novartis Capital Corp. company guaranty sr. unsec. notes 2.9s, 2015			263,000	276,168

Pfizer, Inc. sr. unsec. notes 5.35s, 2015			622,000	682,321

Rottapharm Ltd. 144A sr. unsec. notes 6 1/8s, 2019 (Ireland)			260,000	364,509

Service Corporation International sr. notes 7s, 2017			185,000	212,519

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			665,000	729,006

Tenet Healthcare Corp. sr. notes 8 7/8s, 2019			80,000	90,400

UnitedHealth Group, Inc. sr. unsec. notes 6s, 2018			196,000	236,322

WellPoint, Inc. unsec. unsub. notes 5 1/4s, 2016			93,000	103,709

				7,963,870
Technology (0.5%)

Ceridian Corp. company guaranty sr. unsec. notes 12 1/4s, 2015(PIK)			740,000	751,100

Ceridian Corp. sr. unsec. notes 11 1/4s, 2015			330,000	334,125

Cisco Systems, Inc. sr. unsec. unsub. notes 5 1/2s, 2016			297,000	338,899

First Data Corp. company guaranty sr. unsec. notes 10.55s, 2015			500,000	515,313

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 9 1/4s, 2018			1,000,000	1,100,000

Hewlett-Packard Co. sr. unsec. notes 6 1/8s, 2014			263,000	276,002

IBM Corp. sr. unsec. notes 5.7s, 2017			392,000	470,030

Oracle Corp. sr. unsec. notes 5 1/4s, 2016			359,000	405,800

Xerox Corp. sr. unsec. unsub. notes 4 1/4s, 2015			230,000	242,178

				4,433,447
Transportation (—%)

United Parcel Service, Inc. sr. unsec. unsub. notes 3 7/8s, 2014			196,000	203,635

				203,635
Utilities and power (0.9%)

AES Corp. (The) sr. unsec. unsub. notes 9 3/4s, 2016			150,000	178,500

AES Corp. (The) sr. unsec. unsub. notes 8s, 2017			1,000,000	1,155,000

Appalachian Power Co. sr. unsec. unsub. notes 7s, 2038			111,000	148,147

Calpine Corp. 144A sr. notes 7 1/4s, 2017			315,000	333,900

Carolina Power & Light Co. 1st mtge. bonds 5.3s, 2019			160,000	190,460

Consolidated Edison Co. of New York sr. unsec. notes 7 1/8s, 2018			93,000	120,183

Dominion Resources, Inc. sr. unsec. unsub. notes Ser. 07-A, 6s, 2017			510,000	611,521

Duke Energy Corp. sr. unsec. unsub. notes 6.3s, 2014			510,000	538,011

Edison Mission Energy sr. unsec. notes 7 1/2s, 2013 (In default)(NON)			1,000,000	490,000

El Paso Corp. sr. unsec. notes 7s, 2017			465,000	533,065

Electricite de France SA 144A unsec. sub. FRN notes 5 1/4s, perpetual maturity (France)			585,000	575,494

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds Ser. L, 6.3s, 2017			230,000	276,931

Exelon Corp. sr. unsec. notes 4.9s, 2015			488,000	530,500

FirstEnergy Corp. sr. unsec. unsub. notes Ser. C, 7 3/8s, 2031			130,000	162,467

FPL Group Capital, Inc. company guaranty sr. unsec. notes 7 7/8s, 2015			163,000	193,492

Kinder Morgan Energy Partners LP notes 6s, 2017			263,000	304,102

National Rural Utilities Cooperative Finance Corp. sr. bonds 10 3/8s, 2018			134,000	197,187

Pacific Gas & Electric Co. sr. notes 8 1/4s, 2018			185,000	249,650

Pacific Gas & Electric Co. sr. unsec. bonds 4.8s, 2014			130,000	135,703

Southern Power Co. sr. unsec. notes Ser. D, 4 7/8s, 2015			196,000	214,994

Texas-New Mexico Power Co. 144A 1st mtge. bonds 9 1/2s, 2019			125,000	169,420

TransCanada Pipelines, Ltd. sr. unsec. unsub. notes 6 1/2s, 2018 (Canada)			230,000	287,157

				7,595,884

Total corporate bonds and notes (cost $100,917,413)				$105,084,928

SENIOR LOANS (6.3%)(a)(c)
			Principal amount	Value

Basic materials (0.2%)

INEOS Group Holdings, Ltd. bank term loan FRN Ser. B, 6 1/2s, 2018 (United Kingdom)			$744,375	$760,654

Novelis, Inc./GA bank term loan FRN Class B, 4s, 2017			279,301	282,501

Tube City IMS Corp. bank term loan FRN Ser. B, 5 3/4s, 2019			660,013	666,613

				1,709,768
Capital goods (0.5%)

Generac Power Systems, Inc. bank term loan FRN Class B, 6 1/4s, 2018			995,000	1,016,559

Husky Injection Molding Systems, Ltd. bank term loan FRN Class B, 5 3/4s, 2018 (Canada)			464,368	470,559

SRAM Corp. bank term loan FRN 8 1/2s, 2018			595,000	603,181

SRAM Corp. bank term loan FRN 4.761s, 2018			160,196	161,398

Tomkins Air Distribution bank term loan FRN 9 1/4s, 2020			820,000	838,450

Tomkins Air Distribution bank term loan FRN 5s, 2018			810,000	822,150

				3,912,297
Communication services (0.3%)

Asurion Corp. bank term loan FRN Ser. B, 5 1/2s, 2018			1,263,926	1,275,927

MetroPCS Wireless, Inc. bank term loan FRN Ser. B3, 4s, 2018			490,015	491,677

Zayo Group, LLC bank term loan FRN Class B, 5 1/4s, 2019			995,000	1,006,194

				2,773,798
Consumer cyclicals (2.3%)

Academy, Ltd. bank term loan FRN Ser. B, 4 3/4s, 2018			1,950,113	1,972,385

Aot Bedding Super Holdings, LLC bank term loan FRN 5s, 2019			735,000	743,269

Burlington Coat Factory Warehouse Corp. bank term loan FRN Ser. B1, 5 1/2s, 2017			1,175,625	1,188,851

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 5.454s, 2018			1,600,000	1,484,445

Cenveo, Inc. bank term loan FRN Ser. B, 7s, 2016			649,973	652,004

Clear Channel Communications, Inc. bank term loan FRN Ser. B, 3.862s, 2016			1,131,906	980,690

Compucom Systems, Inc. bank term loan FRN 10 1/4s, 2019			1,000,000	1,017,500

Gateway Casinos & Entertainment, Inc. bank term loan FRN Ser. B1, 6s, 2016		CAD	1,668,937	1,669,104

Greektown Superholdings, Inc. bank term loan FRN Ser. B, 6 1/4s, 2018			$1,000,000	1,003,750

Interactive Data Corp. bank term loan FRN 4 1/2s, 2018			685,009	686,721

J. Crew Group, Inc. bank term loan FRN Ser. B, 4 1/2s, 2018			982,500	988,794

Jo-Ann Stores, Inc. bank term loan FRN Ser. B, 4 3/4s, 2018			578,641	579,967

MGM Resorts International bank term loan FRN Ser. B, 4 1/4s, 2019			1,000,000	1,014,792

Motor City Casino bank term loan FRN 6s, 2017			897,947	905,804

Neiman Marcus Group, Inc. (The) bank term loan FRN 4 3/4s, 2018			1,280,000	1,285,440

Nortek, Inc. bank term loan FRN Class B, 5 1/4s, 2017			83,634	84,226

Realogy Corp. bank term loan FRN Ser. B, 4.456s, 2016			349,587	351,335

Roofing Supply Group, LLC bank term loan FRN Class B, 5.54s, 2019			997,500	1,006,228

Tempur-Pedic International, Inc. bank term loan FRN Ser. B, 5s, 2019			1,000,000	1,015,536

Travelport, LLC bank term loan FRN Ser. B, 5.056s, 2015			760,442	743,650

Travelport, LLC bank term loan FRN Ser. S, 5.061s, 2015			239,558	234,267

Van Wagner Communications, Inc. bank term loan FRN Ser. B, 8 1/4s, 2018			500,000	505,000

				20,113,758
Consumer staples (0.4%)

Del Monte Corp. bank term loan FRN Ser. B, 4 1/2s, 2018			460,204	461,643

Landry's, Inc. bank term loan FRN Ser. B, 6 1/2s, 2017			632,407	640,464

Revlon Consumer Products Corp. bank term loan FRN 4 3/4s, 2017			1,477,500	1,488,027

Rite Aid Corp. bank term loan FRN 4 1/2s, 2018			964,553	963,950

				3,554,084
Energy (0.2%)

Frac Tech International, LLC bank term loan FRN Ser. B, 8 1/2s, 2016			411,115	357,842

Vantage Drilling Co. bank term loan FRN Class B, 6 1/4s, 2017			1,318,313	1,328,200

				1,686,042
Financials (0.8%)

CNO Financial Group, Inc. bank term loan FRN Class B2, 5s, 2018			1,197,462	1,207,940

iStar Finanacial, Inc. bank term loan FRN 5 3/4s, 2017(R)			1,147,574	1,164,787

Nuveen Investments, Inc. bank term loan FRN 8 1/4s, 2019			1,125,000	1,147,500

Nuveen Investments, Inc. bank term loan FRN Ser. B, 5.811s, 2017			587,336	591,374

Nuveen Investments, Inc. bank term loan FRN Ser. B, 5.811s, 2017			502,664	507,691

Springleaf Financial Funding Co. bank term loan FRN Ser. B, 5 1/2s, 2017			825,000	826,444

Walter Investment Management Corp. bank term loan FRN 5 3/4s, 2017			750,000	756,563

Walter Investment Management Corp. bank term loan FRN 5 3/4s, 2017			987,500	996,141

				7,198,440
Health care (1.1%)

Ardent Medical Services, Inc. bank term loan FRN 6 3/4s, 2018			1,000,000	1,016,250

Health Management Associates, Inc. bank term loan FRN Ser. B, 4 1/2s, 2018			1,113,750	1,123,844

IASIS Healthcare, LLC bank term loan FRN Ser. B, 5s, 2018			1,057,493	1,065,756

Kinetic Concepts, Inc. bank term loan FRN Ser. C1, 5 1/2s, 2018			1,351,587	1,371,523

Multiplan, Inc. bank term loan FRN Ser. B, 4 3/4s, 2017			785,936	788,146

Par Pharmaceutical Cos., Inc. bank term loan FRN Ser. B, 5s, 2019			374,063	378,504

Pharmaceutical Product Development, Inc. bank term loan FRN Ser. B, 6 1/4s, 2018			712,800	721,710

Pharmaceutical Product Development, Inc. bank term loan FRN Ser. B, 4 1/4s, 2018			712,800	716,364

Valeant Pharmaceuticals International, Inc. bank term loan FRN Class C, 4 1/4s, 2019 (Canada)			950,000	962,588

Valeant Pharmaceuticals International, Inc. bank term loan FRN Class D, 4 1/4s, 2019 (Canada)			950,000	962,023

				9,106,708
Technology (0.3%)

First Data Corp. bank term loan FRN 4.205s, 2018			1,500,000	1,486,407

Lawson Software bank term loan FRN Class B2, 5 1/4s, 2018			684,061	693,124

				2,179,531
Utilities and power (0.2%)

EP Energy/EP Energy Finance, Inc. bank term loan FRN 5s, 2018			1,000,000	1,010,417

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.742s, 2017			1,093,159	717,556

				1,727,973

Total senior loans (cost $53,508,118)				$53,962,399

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (6.0%)(a)
			Principal amount	Value

Argentina (Republic of) sr. unsec. bonds 7s, 2017			$725,000	$587,250

Argentina (Republic of) sr. unsec. bonds Ser. VII, 7s, 2013			1,305,000	1,313,483

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015			3,710,000	3,242,540

Croatia (Republic of) 144A sr. unsec. unsub. notes 6 3/8s, 2021			220,000	248,600

Croatia (Republic of) 144A unsec. notes 6 1/4s, 2017			775,000	849,703

Spain (Government of) sr. unsec. unsub. bonds 5.85s, 2022			29,742,000	42,917,389

Ukraine (Government of ) Financing of Infrastructural Projects State Enterprise 144A govt. guaranty notes 8 3/8s, 2017			150,000	151,695

Ukraine (Government of) 144A sr. unsec. unsub. notes 7.65s, 2013			1,700,000	1,711,730

Total foreign government and agency bonds and notes (cost $49,688,833)				$51,022,390

COMMODITY LINKED NOTES (4.4%)(a)(CLN)
			Principal amount	Value

Deutsche Bank AG/London 144A sr. unsec. notes Ser. A, 1-month LIBOR less 0.16%, 2013 (Indexed to the DB Custom Commodity Index: 75% S&P GSCI Gold Index TR and 25% S&P GSCI Light Energy Index TR multiplied by 3) (United Kingdom)			$4,909,000	$5,777,402

Deutsche Bank AG/London 144A sr. unsec. notes Ser. 00DL, 1-month LIBOR less 0.16%, 2013 (Indexed to the DB Commodity Booster OYE Benchmark Light Energy TR Index multiplied by 3) (United Kingdom)			$2,825,000	$2,721,323

Deutsche Bank AG/London 144A sr. unsec. notes Ser. A, 1-month LIBOR less 0.16%, 2013 (Indexed to the S&P GSCI TR Index multiplied by 3) (United Kingdom)			$2,712,000	$2,691,118

UBS AG/London 144A notes 1-month LIBOR less 0.10%, 2013 (Indexed to the UBS Custom Commodity Index: 75% S&P GSCI Gold Index TR and 25% S&P GSCI Light Energy Index TR multiplied by 3) (Jersey)			$4,909,000	$5,781,949

UBS AG/London 144A sr. notes, 1-month LIBOR less 0.10%, 2013 (Indexed to the S&P GSCI TR Index multiplied by 3) (Jersey)			$2,712,000	$2,694,677

UBS AG/London 144A notes 1-month LIBOR less 0.10%, 2013 (Indexed to the UBSIF3AT Index multiplied by 3) (Jersey)			$18,058,000	$18,397,322

Total commodity Linked Notes (cost $36,125,000)				$38,063,791

INVESTMENT COMPANIES (1.2%)(a)
			Shares	Value

Ares Capital Corp.			50,700	$908,037

PowerShares DB Gold Fund(NON)			159,300	9,075,321

Total investment Companies (cost $9,737,163)				$9,983,358

PURCHASED EQUITY OPTIONS OUTSTANDING (0.2%)(a)
	Expiration		Contract
	date/ strike		amount	Value

SPDR S&P 500 ETF Trust (Put)	Jan-14/$125.00		55,205	$178,158

SPDR S&P 500 ETF Trust (Put)	Dec-13/120.00		196,257	430,242

SPDR S&P 500 ETF Trust (Put)	Nov-13/115.00		163,591	223,379

SPDR S&P 500 ETF Trust (Put)	Oct-13/123.00		169,261	313,593

SPDR S&P 500 ETF Trust (Put)	Sep-13/125.00		178,845	320,147

SPDR S&P 500 ETF Trust (Put)	Aug-13/115.00		99,419	68,740

SPDR S&P 500 ETF Trust (Put)	Aug-13/115.00		64,700	44,735

SPDR S&P 500 ETF Trust (Put)	Jul-13/115.00		121,567	66,913

SPDR S&P 500 ETF Trust (Put)	Jul-13/115.00		42,700	23,503

SPDR S&P 500 ETF Trust (Put)	Jun-13/110.00		144,323	38,556

SPDR S&P 500 ETF Trust (Put)	Jun-13/110.00		20,000	5,343

SPDR S&P 500 ETF Trust (Put)	May-13/108.00		129,078	17,724

SPDR S&P 500 ETF Trust (Put)	Apr-13/117.00		141,593	21,798

SPDR S&P 500 ETF Trust (Put)	Mar-13/116.00		116,203	6,499

SPDR S&P 500 ETF Trust (Put)	Feb-13/115.00		117,974	173

Total purchased equity options outstanding (cost $8,995,161)				$1,759,503

SHORT-TERM INVESTMENTS (20.4%)(a)
			Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.10%(AFF)			34,978,597	$34,978,597

SSgA Prime Money Market Fund 0.06%(P)			18,568,000	18,568,000

U.S. Treasury Bills with an effective yield of 0.125%, December 12, 2013(SEG)(SEGSF)			$7,500,000	7,491,503

U.S. Treasury Bills with an effective yield of 0.147%, November 14, 2013(SEG)(SEGSF)(SEGCCS)			16,500,000	16,484,606

U.S. Treasury Bills with effective yields ranging from 0.155% to 0.180%, August 22, 2013(SEG)			26,500,000	26,484,392

U.S. Treasury Bills with effective yields ranging from 0.152% to 0.178%, July 25, 2013(SEG)			20,000,000	19,989,860

U.S. Treasury Bills with an effective yield of 0.161%, June 27, 2013			16,500,000	16,494,308

U.S. Treasury Bills with an effective yield of 0.167%, May 30, 2013			5,000,000	4,998,690

U.S. Treasury Bills with an effective yield of 0.168%, May 2, 2013(SEG)			7,250,000	7,248,731

U.S. Treasury Bills with effective yields ranging from 0.136% to 0.163%, April 4, 2013(SEG)			15,000,000	14,998,575

U.S. Treasury Bills with an effective yield of 0.144%, February 7, 2013(SEG)			7,250,000	7,249,825

Total short-term investments (cost $174,956,487)				$174,987,087

TOTAL INVESTMENTS

Total investments (cost $1,041,347,710)(b)				$1,078,230,804

FORWARD CURRENCY CONTRACTS at 1/31/13 (aggregate face value $276,287,562) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	British Pound	Buy	2/20/13	$98,799	$101,631	$(2,832)
	Canadian Dollar	Sell	2/20/13	1,230,290	1,245,302	15,012
	Chilean Peso	Buy	2/20/13	1,520,889	1,521,130	(241)
	Euro	Sell	2/20/13	1,023,062	927,224	(95,838)
	Japanese Yen	Sell	2/20/13	3,910,264	4,070,917	160,653
	Peruvian New Sol	Buy	2/20/13	1,100,226	1,112,290	(12,064)
	Swiss Franc	Sell	2/20/13	2,599,732	2,528,351	(71,381)
Barclays Bank PLC
	Australian Dollar	Buy	2/20/13	1,812,366	1,823,952	(11,586)
	Brazilian Real	Buy	2/20/13	1,490,520	1,460,099	30,421
	British Pound	Sell	2/20/13	1,501,490	1,545,392	43,902
	Canadian Dollar	Sell	2/20/13	2,889,517	2,931,221	41,704
	Chilean Peso	Buy	2/20/13	2,061,219	2,050,435	10,784
	Czech Koruna	Sell	2/20/13	728,406	714,507	(13,899)
	Euro	Sell	2/20/13	5,826,728	5,556,744	(269,984)
	Indonesian Rupiah	Buy	2/20/13	373,626	367,555	6,071
	Indonesian Rupiah	Sell	2/20/13	373,626	371,689	(1,937)
	Japanese Yen	Sell	2/20/13	6,182,645	6,380,819	198,174
	Malaysian Ringgit	Buy	2/20/13	1,272,280	1,301,839	(29,559)
	Mexican Peso	Buy	2/20/13	1,946,838	1,932,164	14,674
	New Taiwan Dollar	Buy	2/20/13	49,875	51,193	(1,318)
	New Zealand Dollar	Buy	2/20/13	377,322	376,441	881
	New Zealand Dollar	Sell	2/20/13	377,322	373,887	(3,435)
	Norwegian Krone	Sell	2/20/13	1,288,943	1,296,729	7,786
	Polish Zloty	Buy	2/20/13	672,246	663,025	9,221
	Russian Ruble	Buy	2/20/13	2,474,309	2,448,390	25,919
	Singapore Dollar	Buy	2/20/13	113,115	113,373	(258)
	Singapore Dollar	Sell	2/20/13	113,115	114,545	1,430
	South Korean Won	Buy	2/20/13	1,106,704	1,140,116	(33,412)
	Swedish Krona	Buy	2/20/13	3,808,602	3,713,121	95,481
	Swiss Franc	Sell	2/20/13	3,711,171	3,686,421	(24,750)
	Thai Baht	Buy	2/20/13	593,069	582,818	10,251
	Thai Baht	Sell	2/20/13	593,069	592,612	(457)
	Turkish Lira	Buy	2/20/13	1,825,584	1,795,898	29,686
Citibank, N.A.
	Australian Dollar	Buy	2/20/13	3,406,324	3,428,710	(22,386)
	Brazilian Real	Buy	2/20/13	1,099,956	1,068,269	31,687
	British Pound	Sell	2/20/13	2,589,546	2,652,585	63,039
	Canadian Dollar	Buy	2/20/13	1,160,236	1,146,670	13,566
	Canadian Dollar	Sell	2/20/13	1,160,236	1,175,330	15,094
	Czech Koruna	Sell	2/20/13	728,395	715,170	(13,225)
	Euro	Sell	2/20/13	4,108,407	3,922,201	(186,206)
	Japanese Yen	Sell	2/20/13	3,910,264	4,070,329	160,065
	South Korean Won	Buy	2/20/13	1,528,131	1,563,211	(35,080)
	Swedish Krona	Buy	2/20/13	1,287,113	1,247,938	39,175
	Swiss Franc	Sell	2/20/13	5,201,992	5,074,877	(127,115)
	Turkish Lira	Buy	2/20/13	918,606	902,815	15,791
Credit Suisse International
	Australian Dollar	Buy	2/20/13	4,501,909	4,513,183	(11,274)
	Brazilian Real	Buy	2/20/13	1,904,645	1,846,610	58,035
	British Pound	Sell	2/20/13	975,461	1,056,638	81,177
	Canadian Dollar	Sell	2/20/13	547,096	541,665	(5,431)
	Chilean Peso	Buy	2/20/13	1,520,889	1,519,281	1,608
	Chinese Yuan	Buy	2/20/13	734,198	732,170	2,028
	Czech Koruna	Sell	2/20/13	949,921	931,812	(18,109)
	Euro	Sell	2/20/13	2,340,522	2,162,775	(177,747)
	Indonesian Rupiah	Buy	2/20/13	373,626	368,410	5,216
	Indonesian Rupiah	Sell	2/20/13	373,626	371,890	(1,736)
	Japanese Yen	Sell	2/20/13	5,380,587	5,574,191	193,604
	Mexican Peso	Buy	2/20/13	1,470,746	1,458,955	11,791
	New Zealand Dollar	Buy	2/20/13	69,496	68,799	697
	New Zealand Dollar	Sell	2/20/13	69,496	69,508	12
	Philippine Peso	Buy	2/20/13	603,222	604,697	(1,475)
	Polish Zloty	Buy	2/20/13	654,320	650,497	3,823
	Russian Ruble	Buy	2/20/13	2,474,309	2,449,961	24,348
	South Korean Won	Buy	2/20/13	1,540,515	1,571,272	(30,757)
	Swedish Krona	Buy	2/20/13	2,523,990	2,459,071	64,919
	Swiss Franc	Sell	2/20/13	5,010,763	4,977,330	(33,433)
	Turkish Lira	Buy	2/20/13	1,642,997	1,622,376	20,621
Deutsche Bank AG
	Australian Dollar	Buy	2/20/13	1,710,921	1,716,861	(5,940)
	Brazilian Real	Buy	2/20/13	718,816	697,931	20,885
	British Pound	Sell	2/20/13	229,949	289,868	59,919
	Canadian Dollar	Sell	2/20/13	582,574	595,283	12,709
	Euro	Sell	2/20/13	5,341,133	5,168,042	(173,091)
	Japanese Yen	Sell	2/20/13	1,503,533	1,512,225	8,692
	Mexican Peso	Buy	2/20/13	378,160	374,734	3,426
	Norwegian Krone	Sell	2/20/13	703,642	680,468	(23,174)
	Polish Zloty	Buy	2/20/13	1,698,378	1,672,125	26,253
	Singapore Dollar	Buy	2/20/13	1,430,258	1,448,612	(18,354)
	South Korean Won	Buy	2/20/13	1,221,762	1,249,164	(27,402)
	Swedish Krona	Buy	2/20/13	3,492,410	3,434,066	58,344
	Swedish Krona	Sell	2/20/13	3,492,410	3,418,899	(73,511)
	Swiss Franc	Sell	2/20/13	2,604,788	2,552,639	(52,149)
	Turkish Lira	Buy	2/20/13	830,290	816,602	13,688
Goldman Sachs International
	British Pound	Sell	2/20/13	1,278,994	1,274,560	(4,434)
	Japanese Yen	Sell	2/20/13	751,767	755,614	3,847
HSBC Bank USA, National Association
	Australian Dollar	Buy	2/20/13	2,081,497	2,091,613	(10,116)
	British Pound	Sell	2/20/13	1,508,467	1,541,344	32,877
	Canadian Dollar	Sell	2/20/13	707,948	709,139	1,191
	Euro	Sell	2/20/13	912,390	831,349	(81,041)
	Japanese Yen	Sell	2/20/13	3,906,307	4,065,146	158,839
	Norwegian Krone	Sell	2/20/13	965,093	935,261	(29,832)
	Philippine Peso	Buy	2/20/13	364,273	364,192	81
	Russian Ruble	Buy	2/20/13	1,440,883	1,422,208	18,675
	South Korean Won	Buy	2/20/13	1,146,465	1,172,288	(25,823)
	Swiss Franc	Sell	2/20/13	2,604,898	2,550,577	(54,321)
	Turkish Lira	Buy	2/20/13	495,236	487,194	8,042
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	2/20/13	237,365	257,230	(19,865)
	Brazilian Real	Buy	2/20/13	1,490,520	1,459,771	30,749
	British Pound	Sell	2/20/13	2,732,114	2,781,819	49,705
	Canadian Dollar	Sell	2/20/13	1,895,845	1,893,959	(1,886)
	Chilean Peso	Buy	2/20/13	1,494,224	1,482,493	11,731
	Chinese Yuan	Buy	2/20/13	734,214	732,116	2,098
	Czech Koruna	Sell	2/20/13	1,118,151	1,090,178	(27,973)
	Euro	Sell	2/20/13	1,432,477	1,302,120	(130,357)
	Japanese Yen	Sell	2/20/13	4,273,970	4,419,718	145,748
	Malaysian Ringgit	Buy	2/20/13	1,272,248	1,300,394	(28,146)
	Mexican Peso	Buy	2/20/13	1,335,269	1,323,947	11,322
	New Taiwan Dollar	Buy	2/20/13	713,581	728,458	(14,877)
	New Zealand Dollar	Buy	2/20/13	569,379	568,592	787
	New Zealand Dollar	Sell	2/20/13	569,379	563,724	(5,655)
	Norwegian Krone	Buy	2/20/13	1,065,891	1,053,406	12,485
	Norwegian Krone	Sell	2/20/13	1,065,891	1,038,450	(27,441)
	Polish Zloty	Buy	2/20/13	712,521	704,579	7,942
	Russian Ruble	Buy	2/20/13	1,821,482	1,797,934	23,548
	South Korean Won	Buy	2/20/13	735,105	752,192	(17,087)
	Swedish Krona	Buy	2/20/13	1,320,084	1,292,487	27,597
	Swedish Krona	Sell	2/20/13	1,320,084	1,308,593	(11,491)
	Swiss Franc	Sell	2/20/13	3,711,061	3,667,340	(43,721)
	Turkish Lira	Buy	2/20/13	1,495,124	1,470,762	24,362
State Street Bank and Trust Co.
	Australian Dollar	Buy	2/20/13	1,889,856	1,914,296	(24,440)
	Brazilian Real	Buy	2/20/13	1,908,806	1,852,174	56,632
	British Pound	Sell	2/20/13	3,202,163	3,313,718	111,555
	Canadian Dollar	Sell	2/20/13	1,287,916	1,254,705	(33,211)
	Chilean Peso	Buy	2/20/13	1,520,888	1,520,325	563
	Colombian Peso	Buy	2/20/13	1,120,703	1,126,212	(5,509)
	Czech Koruna	Sell	2/20/13	1,118,151	1,090,658	(27,493)
	Euro	Sell	2/20/13	4,059,929	3,898,266	(161,663)
	Indonesian Rupiah	Buy	2/20/13	373,626	368,298	5,328
	Indonesian Rupiah	Sell	2/20/13	373,626	371,926	(1,700)
	Japanese Yen	Sell	2/20/13	4,739,617	4,885,215	145,598
	Mexican Peso	Buy	2/20/13	1,438,227	1,426,094	12,133
	New Zealand Dollar	Buy	2/20/13	378,496	377,206	1,290
	New Zealand Dollar	Sell	2/20/13	378,496	375,121	(3,375)
	Norwegian Krone	Buy	2/20/13	1,177,280	1,153,377	23,903
	Norwegian Krone	Sell	2/20/13	1,177,280	1,159,309	(17,971)
	Polish Zloty	Buy	2/20/13	865,742	857,945	7,797
	South Korean Won	Buy	2/20/13	2,351,538	2,415,116	(63,578)
	Swedish Krona	Buy	2/20/13	402,513	382,895	19,618
	Swiss Franc	Sell	2/20/13	5,010,982	4,976,244	(34,738)
	Thai Baht	Buy	2/20/13	407,963	400,714	7,249
	Thai Baht	Sell	2/20/13	407,963	401,910	(6,053)
	Turkish Lira	Buy	2/20/13	1,539,026	1,520,553	18,473
UBS AG
	Australian Dollar	Buy	2/20/13	1,906,937	1,919,217	(12,280)
	Australian Dollar	Sell	2/20/13	1,906,937	1,907,666	729
	British Pound	Sell	2/20/13	387,424	420,249	32,825
	Canadian Dollar	Buy	2/20/13	1,709,036	1,726,070	(17,034)
	Canadian Dollar	Sell	2/20/13	1,709,036	1,717,251	8,215
	Chilean Peso	Buy	2/20/13	1,520,889	1,520,245	644
	Czech Koruna	Sell	2/20/13	1,118,151	1,090,085	(28,066)
	Euro	Sell	2/20/13	1,655,313	1,560,029	(95,284)
	Japanese Yen	Sell	2/20/13	5,487,676	5,693,312	205,636
	Mexican Peso	Buy	2/20/13	1,809,383	1,794,950	14,433
	New Taiwan Dollar	Buy	2/20/13	650,119	664,468	(14,349)
	New Zealand Dollar	Buy	2/20/13	377,322	376,859	463
	New Zealand Dollar	Sell	2/20/13	377,322	373,885	(3,437)
	Norwegian Krone	Buy	2/20/13	965,093	953,727	11,366
	Norwegian Krone	Sell	2/20/13	965,093	939,162	(25,931)
	Philippine Peso	Buy	2/20/13	378,141	379,297	(1,156)
	Philippine Peso	Sell	2/20/13	378,141	379,815	1,674
	Russian Ruble	Buy	2/20/13	1,692,838	1,668,058	24,780
	Singapore Dollar	Buy	2/20/13	1,160,560	1,176,744	(16,184)
	Swedish Krona	Buy	2/20/13	1,287,113	1,247,843	39,270
	Swiss Franc	Sell	2/20/13	2,602,700	2,547,690	(55,010)
	Thai Baht	Buy	2/20/13	768,690	768,073	617
	Thai Baht	Sell	2/20/13	768,690	756,400	(12,290)
	Turkish Lira	Buy	2/20/13	494,159	486,739	7,420
WestPac Banking Corp.
	Australian Dollar	Buy	2/20/13	3,345,707	3,368,257	(22,550)
	British Pound	Sell	2/20/13	1,612,816	1,648,323	35,507
	Canadian Dollar	Sell	2/20/13	605,123	618,764	13,641
	Euro	Sell	2/20/13	2,831,277	2,689,665	(141,612)
	Japanese Yen	Sell	2/20/13	3,781,673	3,933,916	152,243
	Mexican Peso	Buy	2/20/13	694,966	689,234	5,732

Total						$279,696

FUTURES CONTRACTS OUTSTANDING at 1/31/13 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond 10 yr (Long)	331	41,988,984	Mar-13	$(524,606)
Canadian Government Bond 10 yr (Long)	13	1,742,761	Mar-13	(25,468)
Euro-Bund 10 yr (Long)	215	41,424,469	Mar-13	(666,324)
Euro-OAT 10 yr (Short)	475	86,198,293	Mar-13	991,619
FTSE 100 Index (Short)	174	17,275,347	Mar-13	(477,675)
NASDAQ 100 Index E-Mini (Short)	517	28,176,500	Mar-13	(617,346)
S&P 500 Index E-Mini (Long)	773	$57,716,045	Mar-13	1,303,663
S&P Mid Cap 400 Index E-Mini (Long)	479	52,268,480	Mar-13	3,934,027
U.K. Gilt 10 yr (Long)	229	42,264,887	Mar-13	(114,773)
U.S. Treasury Bond 30 yr (Long)	348	49,927,125	Mar-13	(2,125,817)
U.S. Treasury Note 10 yr (Short)	649	85,201,531	Mar-13	428,954

Total				$2,106,254

FORWARD PREMIUM SWAP OPTION CONTRACTS at 1/31/13 (Unaudited)

Swap Counterparty	Expiration	Contract
	date/strike	amount	Unrealized

Barclays Bank PLC
2.25/3 month USD-LIBOR-BBA/Mar-23 (Written)	Mar-13/2.25	$17,379,000	$7,125
Citibank, N.A.
2.25/3 month USD-LIBOR-BBA/Mar-23 (Written)	Mar-13/2.25	27,476,000	14,562
2.25/3 month USD-LIBOR-BBA/Mar-23 (Written)	Mar-13/2.25	17,379,000	8,690
Credit Suisse International
2.25/3 month USD-LIBOR-BBA/Mar-23 (Written)	Mar-13/2.25	34,675,000	16,991
2.25/3 month USD-LIBOR-BBA/Mar-23 (Written)	Mar-13/2.25	34,674,000	16,297
(2)/3 month USD-LIBOR-BBA/Mar-23 (Purchased)	Mar-13/2.0	8,029,000	61,101
1.5/3 month USD-LIBOR-BBA/Mar-23 (Purchased)	Mar-13/1.5	8,029,000	(13,810)
(2.25)/3 month USD-LIBOR-BBA/Mar-23 (Purchased)	Mar-13/2.25	55,447,000	(298,304)
Deutsche Bank AG
(2.25)/3 month USD-LIBOR-BBA/Mar-23 (Purchased)	Mar-13/2.25	55,447,000	(291,097)
Goldman Sachs International
(2)/3 month USD-LIBOR-BBA/Mar-23 (Purchased)	Mar-13/2.0	14,502,000	104,124
1.5/3 month USD-LIBOR-BBA/Mar-23 (Purchased)	Mar-13/1.5	14,502,000	(95,278)
(2.25)/3 month USD-LIBOR-BBA/Mar-23 (Purchased)	Mar-13/2.25	55,447,000	(293,315)
2.25/3 month USD-LIBOR-BBA/Mar-23 (Written)	Mar-13/2.25	17,379,000	6,256
JPMorgan Chase Bank N.A.
(2)/3 month USD-LIBOR-BBA/Mar-23 (Purchased)	Mar-13/2.0	4,189,000	28,108
1.5/3 month USD-LIBOR-BBA/Mar-23 (Purchased)	Mar-13/1.5	4,189,000	(27,103)
2.25/3 month USD-LIBOR-BBA/Mar-23 (Written)	Mar-13/2.25	17,379,000	7,125

Total			$(748,528)

WRITTEN EQUITY OPTIONS OUTSTANDING at 1/31/13 (premiums $1,757,443) (Unaudited)

	Expiration	Contract
	Date/strike	amount	Value

SPDR S&P 500 ETF Trust (Call)	Feb-13/153.00	$1,757,015	$456,733
SPDR S&P 500 ETF Trust (Put)	May-13/$90.00	129,078	11,275
SPDR S&P 500 ETF Trust (Put)	Apr-13/$100.00	141,593	4,786
SPDR S&P 500 ETF Trust (Put)	Mar-13/$100.00	116,203	1,176
SPDR S&P 500 ETF Trust (Put)	Feb-13/$100.00	117,974	23

Total			$473,993

TBA SALE COMMITMENTS OUTSTANDING at 1/31/13 (proceeds receivable $84,175,234) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 3s, March 1, 2043	$6,000,000	3/12/13	$6,179,063
Federal National Mortgage Association, 3s, February 1, 2043	75,000,000	2/12/13	77,460,938

Total			$83,640,001

	OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/13 (Unaudited)

				Upfront		Payments	Payments	Unrealized
	Swap counterparty /			premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

	Bank of America N.A.
		$6,246,000	(E)	$210,803	3/20/23	3 month USD-LIBOR-BBA	1.75%	$6,496
	Barclays Bank PLC
		1,703,000	(E)	1,529	3/20/15	0.45%	3 month USD-LIBOR-BBA	1,631
		20,601,000	(E)	524,297	3/20/23	3 month USD-LIBOR-BBA	1.75%	(149,564)
		2,230,000	(E)	(112,169)	3/20/43	2.60%	3 month USD-LIBOR-BBA	83,402
		11,791,000	(E)	(45,042)	3/20/18	0.90%	3 month USD-LIBOR-BBA	54,946
		16,290,000	(E)	(4,592)	3/20/15	3 month USD-LIBOR-BBA	0.45%	(5,569)
		15,739,000	(E)	(447,481)	3/20/23	1.75%	3 month USD-LIBOR-BBA	67,343
	GBP	1,320,000		—	8/15/31	3.6%	6 month GBP-LIBOR-BBA	(256,589)
	Citibank, N.A.
		$1,390,000	(E)	—	10/7/21	3 month USD-LIBOR-BBA	3.0625%	20,975
		6,214,000	(E)	5,033	3/20/15	0.45%	3 month USD-LIBOR-BBA	5,406
		19,552,000	(E)	(605,444)	3/20/23	1.75%	3 month USD-LIBOR-BBA	34,103
		26,621,000	(E)	801,794	3/20/23	3 month USD-LIBOR-BBA	1.75%	(68,979)
	Credit Suisse International
		276,177,000	(E)	313,552	3/20/15	0.45%	3 month USD-LIBOR-BBA	330,122
		41,274,000	(E)	(1,104,018)	3/20/23	1.75%	3 month USD-LIBOR-BBA	246,055
		23,682,000	(E)	371,780	3/20/23	3 month USD-LIBOR-BBA	1.75%	(402,860)
		24,662,000	(E)	(21,598)	3/20/15	3 month USD-LIBOR-BBA	0.45%	(23,078)
		762,000	(E)	30,581	3/20/43	3 month USD-LIBOR-BBA	2.60%	(36,246)
		34,625,000	(E)	(32,619)	3/20/18	0.90%	3 month USD-LIBOR-BBA	261,001
		717,000	(E)	(42,289)	3/20/43	2.60%	3 month USD-LIBOR-BBA	20,592
	Deutsche Bank AG
		1,597,000	(E)	(12,776)	3/20/18	0.90%	3 month USD-LIBOR-BBA	767
		1,017,000	(E)	234	3/20/15	3 month USD-LIBOR-BBA	0.45%	173
		14,747,000	(E)	304,805	3/20/43	3 month USD-LIBOR-BBA	2.60%	(988,507)
		703,000	(E)	(56,943)	3/20/43	2.60%	3 month USD-LIBOR-BBA	4,710
		26,902,000	(E)	647,068	3/20/23	3 month USD-LIBOR-BBA	1.75%	(232,897)
		8,567,000	(E)	(257,010)	3/20/23	1.75%	3 month USD-LIBOR-BBA	23,217
		1,367,000	(E)	(1,069)	3/20/18	3 month USD-LIBOR-BBA	0.90%	(12,661)
	Goldman Sachs International
		18,801,000	(E)	359,883	3/20/23	3 month USD-LIBOR-BBA	1.75%	(255,098)
		10,616,000	(E)	(278,425)	3/20/23	1.75%	3 month USD-LIBOR-BBA	68,825
		27,960,000	(E)	(10,412)	3/20/15	3 month USD-LIBOR-BBA	0.45%	(12,089)
		761,000	(E)	37,756	3/20/43	3 month USD-LIBOR-BBA	2.60%	(28,984)
	GBP	1,320,000		—	9/23/31	6 month GBP-LIBOR-BBA	3.1175%	90,070
	JPMorgan Chase Bank N.A.
		$5,909,000	(E)	(191,393)	3/20/23	1.75%	3 month USD-LIBOR-BBA	1,891
		9,775,000	(E)	7,038	3/20/15	0.45%	3 month USD-LIBOR-BBA	7,625
		9,262,000	(E)	283,426	3/20/23	3 month USD-LIBOR-BBA	1.75%	(19,534)
	CAD	1,830,000		—	9/21/21	2.3911%	3 month CAD-BA-CDOR	(24,321)

	Total							$(1,187,626)
(E)	Extended effective date.

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/13 (Unaudited)

			Upfront		Payments	Payments	Unrealized
			premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	$3,424,100	(E)	$(31,012)	3/20/23	1.75%	3 month USD-LIBOR-BBA	$80,990

	Total						$80,990
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/13 (Unaudited)

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
	$1,556,170	$—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$20,792
	688,991	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	9,195
baskets	1,116,769	—	3/14/13	(3 month USD-LIBOR-BBA plus 0.10%)	A basket (MLTRFCF2) of common stocks	7,829,219
units	12,558	—	3/14/13	3 month USD-LIBOR-BBA minus 0.09%	Russell 1000 Total Return Index	(3,230,570)
units	9,934	—	3/14/13	3 month USD-LIBOR-BBA minus 0.09%	Russell 1000 Total Return Index	(2,555,541)
units	6,367	—	3/14/13	3 month USD-LIBOR-BBA minus 0.09%	Russell 1000 Total Return Index	(1,637,923)
Barclays Bank PLC
	$592,159	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(85)
	1,233,229	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(3,878)
	1,024,645	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	13,711
	2,790,964	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(8,777)
	1,915,067	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(274)
	1,611,420	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	270
	34,525,833	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	460,750
	2,178,888	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	29,077
	7,089,307	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(22,295)
	973,781	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	(2,931)
	634,917	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	106
	922,823	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	12,315
	681,856	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	1,083
	6,244,294	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(19,637)
	5,305,369	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	890
	1,722,391	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	(5,185)
	201,134	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	2,056
	83,563	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(94)
	458,603	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,442)
	2,620,000	—	4/7/16	(2.63%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(38,069)
	365,077	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	61
	1,753,210	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	15,639
	7,265,969	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	(68,061)
	1,040,663	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	(9,748)
	3,809,504	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	639
	10,648,400	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(33,487)
	6,377,410	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	(19,197)
	2,635,569	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(8,288)
	11,006,526	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(2,732)
	6,676,086	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	89,093
	7,292,644	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(1,810)
	534,296	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(77)
	15,541	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(4)
	18,757,997	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,146
	518,431	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(74)
	1,682,217	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(241)
	1,219,316	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(175)
Citibank, N.A.
	2,125,068	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	356
	1,007,614	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	169
baskets	506,444	—	1/17/14	3 month USD-LIBOR-BBA minus 4.40%	A basket (CGPUTS14) of common stocks	(397,163)
baskets	492	—	2/13/13	(3 month USD-LIBOR-BBA plus 0.10%)	A basket (CGPUTQL2) of common stocks	2,201,441
shares	360,400	—	9/10/13	(3 month USD-LIBOR-BBA)	Vanguard Index Funds - MSCI Emerging Markets ETF	601,939
units	6,793	—	2/13/13	3 month USD-LIBOR-BBA minus 0.15%	Russell 1000 Total Return Index	(2,585,313)
units	4,537	—	2/13/13	3 month USD-LIBOR-BBA minus 0.15%	Russell 1000 Total Return Index	(1,726,713)
Credit Suisse International
	$1,269,835	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	213
	132,546	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,769
	324,219	—	2/11/13	(3 month USD-LIBOR-BBA minus 0.35%)	iShares MSCI Emerging Markets Index	1,089,402
	688,366	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	9,186
Goldman Sachs International
	606,237	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(679)
	2,124,807	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(2,380)
	1,639,132	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(1,836)
	599,194	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	952
	5,926,218	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	9,414
	1,500,000	—	3/1/16	2.47%	USA Non Revised Consumer Price Index- Urban (CPI-U)	7,109
	1,125,000	—	3/3/16	2.45%	USA Non Revised Consumer Price Index- Urban (CPI-U)	4,158
	2,956,465	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(3,311)
	131,921	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,760
	1,271,070	1,192	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	16,612
	1,273,347	2,586	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	12,206
	2,543,688	(1,192)	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	32,845
	2,543,688	3,577	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	37,615
	355,750	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	4,748
	1,221,678	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	16,303
	2,180,017	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	19,446
	5,039,889	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	67,258
	1,891,156	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	16,869
	2,173,717	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(6,836)
	816,678	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,568)
	6,786,125	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	90,561
	4,928,914	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	43,966
	1,851,659	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	16,517
	620,217	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	8,287
	604,840	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	961
	1,091,534	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	1,734
	125,435	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(140)
	1,449,611	2,378	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	13,150
	11,210,015	12,259	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	103,339
	1,147,381	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	1,823
	685,485	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	1,089
	2,294,963	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	3,645
	1,655,351	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	14,766
	463,657	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(519)
	5,007,377	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	66,824
	238,834	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	3,187
	533,312	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	7,117
	2,977,762	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(9,365)
	305,735	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(342)
	462,754	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(518)
	154,492	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(506)
	411,858	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,295)
	449,038	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(503)
	898,256	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(1,006)
	608,403	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(681)
	2,297,054	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	30,654
	1,858,776	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	24,806
	3,561,872	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	47,533
	2,647,176	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	35,327
	349,412	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(391)
	1,198,544	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	15,995
	2,328,570	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(2,608)
	4,153,096	(47,371)	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	5,455
	4,151,453	41,515	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(6,102)
	3,847,645	(47,494)	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	3,759
JPMorgan Chase Bank N.A.
	1,912,544	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	25,523
	2,875,052	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	25,646
UBS AG
	105,185	—	5/22/13	3 month USD-LIBOR-BBA plus 0.25%	MSCI Emerging Markets TR Net USD	(3,532,135)
	3,134	—	5/22/13	3 month USD-LIBOR-BBA plus 0.25%	MSCI Emerging Markets TR Net USD	(25,372)
baskets	476,409	—	5/22/13	(3 month USD-LIBOR-BBA plus 0.75%)	A basket (UBSEMBSK) of common stocks	(317,125)
shares	130,053	—	2/22/13	(3 month USD-LIBOR-BBA minus 0.20%)	iShares MSCI Emerging Markets Index	371,715

Total						$(2,692,811)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 1/31/13 (Unaudited)

			Upfront			Fixed payments
			premium		Termi-	received	Unrealized
	Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Credit Suisse International
	DJ CDX NA IG Series 19 Index	BBB+/P	$(195,136)	$38,800,000	12/20/17	100 bp	$52,968
	Goldman Sachs International
	DJ CDX NA IG Series 19 Index	BBB+/P	(34,878)	7,000,000	12/20/17	100 bp	9,884
	JPMorgan Chase Bank N.A.
	Belgium Government International Bond, 4 1/4s, 9/28/14	—	(257,485)	3,458,000	3/20/17	(100 bp)	(314,143)
	Belgium Government International Bond, 4 1/4s, 9/28/14	—	(353,495)	3,478,000	12/20/16	(100 bp)	(414,411)
	Republic of Austria, 4.65%, 1/5/18	—	(419,892)	8,695,000	12/20/16	(100 bp)	(644,435)

	Total						$(1,310,137)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at Jan 31, 2013. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

Key to holding's currency abbreviations
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
Key to holding's abbreviations
EMTN	Euro Medium Term Notes
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PO	Principal Only
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2012 through January 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $855,849,943.
(CLN)	The value of the commodity linked notes, which are marked-to-market daily, may be based on a multiple of the performance of the index. The multiple (or leverage) will increase the volatility of the note's value relative to the change in the underlying index.
(b)	The aggregate identified cost on a tax basis is $1,042,202,423, resulting in gross unrealized appreciation and depreciation of $55,773,451 and $20,570,644, respectively, or net unrealized appreciation of $35,202,807.
(NON)	Non-income-producing security.
(RES)	Security is restricted with regard to public resale. The total market value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $428,610, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$75,245,392	$85,964,569	$126,231,364	$21,643	$34,978,597
* Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(E)	Extended settlement date on premium.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $536,259,955 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, and to enhance the return on securities owned.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers. Forward premium swap option contracts include premiums that do not settle until the expiration date of the contract. The delayed settlement of the premiums are factored into the daily valuation of the option contracts.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to hedge interest rate risk, to gain exposure to interest rates, to equitize cash, to hedge prepayment risk and to manage exposure to market risk.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure on currency.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An OTC interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Upfront premiums are recorded as realizes gains and losses at the closing of the contract. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as a receivable or payable for variation margin. Payments received or made are recorded as realized gains or losses. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to to hedge sector exposure, to manage exposure to specifi c sectors or industries, to gain exposure to specifi c markets or countries, and to gain exposure to specifi c sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In an OTC credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The OTC credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant OTC credit default contract.
For the fund's average notional amount on OTC credit default contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $1,857,263 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $7,863,680 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $8,439,184.
TBA purchase commitments: The fund may enter into TBA commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.
Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.
TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.
Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Basic materials	$5,730,344	$—	$—
Capital goods	8,107,811	—	—
Communication services	8,476,504	—	—
Conglomerates	24,366,097	—	—
Consumer cyclicals	42,987,606	—	—
Consumer staples	38,532,655	—	—
Energy	24,833,913	428,610	—
Financials	45,549,396	—	—
Health care	36,082,409	—	—
Technology	61,198,205	—	—
Transportation	5,874,564	—	—
Utilities and power	10,213,538	—	—
Total common stocks	311,953,042	428,610	—
Commodity linked notes	$—	$38,063,791	$—
Corporate bonds and notes	—	105,084,928	—
Foreign government and agency bonds and notes	—	51,022,390	—
Investment companies	9,983,358	—	—
Mortgage-backed securities	—	130,673,161	—
Purchased equity options outstanding	—	1,759,503	—
Purchased swap options outstanding	—	—	—
Senior loans		53,962,399
U.S. Government and Agency Mortgage Obligations	—	199,831,837	—
U.S. Treasury Obligations	—	480,698	—
Short-term investments	53,546,597	121,440,490	—

Totals by level	$375,482,997	$702,747,807	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$279,696	$—
Futures contracts	2,106,254	—	—
Written equity options outstanding	—	(473,993)	—
Forward premium swap option contracts	—	(748,528)	—
TBA sale commitments	—	(83,640,001)	—
Interest rate swap contracts	—	(1,751,923)	—
Total return swap contracts	—	(2,660,261)	—
Credit default contracts	—	(49,251)	—

Totals by level	$2,106,254	$(89,044,261)	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Credit contracts	$292,866	$342,117
Foreign exchange contracts	3,249,222	2,969,526
Equity contracts	19,090,909	17,576,869
Interest rate contracts	7,567,632	10,850,620

Total	$30,200,629	$31,739,132

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
Purchased equity option contracts (number of contracts)	6,800,000
Purchased swap option contracts (contract amount)	$866,600,000
Written equity option contracts (number of contracts)	9,200,000
Written swap option contracts (contract amount)	$512,300,000
Futures contracts (number of contracts)	16,000
Forward currency contracts (contract amount)	$1,669,700,000
OTC interest rate swap contracts (notional)	$2,024,300,000
Centrally cleared interest rate swap contracts (notional)	$10,300,000
OTC total return swap contracts (notional)	$2,859,200,000
OTC credit default swap contracts (notional)	$245,700,000
* For the reporting period, the transaction volume was minimal.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 28, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: March 28, 2013